Concentration, Credit and Other Risks (Detail Textuals 1)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) Supplier	Jun. 30, 2017 Supplier	Dec. 31, 2017 USD ($) Supplier	Dec. 31, 2016 USD ($) Supplier
Revenue, Major Customer [Line Items]
Cost of revenue				$ 137,188,353	$ 35,551,198
Revenues				144,338,805	35,185,508
Insured deposit		$ 426,399		$ 398,243	384,545
Legacy YOD | Licensed Content Commitment
Revenue, Major Customer [Line Items]
Revenues		800,000
Legacy YOD | Licensed Content Commitment | Product
Revenue, Major Customer [Line Items]
Cost of revenue	$ 17,700,000	$ 800,000			$ 17,700,000
Legacy YOD | Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier					more than 10
Number of suppliers | Supplier					4
Legacy YOD | Major Suppliers | Cost of revenues | Content partner
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier				more than 10
Legacy YOD | Major Suppliers | Accrued license content fees
Revenue, Major Customer [Line Items]
Number of suppliers | Supplier					2
Percentage of concentration risk					10.00%
Wecast Services | Major Suppliers | Cost of revenues
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier		more than 10	more than 10	more than 10	more than 10
Number of suppliers | Supplier		2	3	5	2
Wecast Services | Major Suppliers | Accounts payable
Revenue, Major Customer [Line Items]
Description of percentage of revenue for major supplier		more than 10	more than 10	more than 10	more than 10
Number of suppliers | Supplier		2	3	2	2